PHOENIX STRATEGIC EQUITY SERIES FUND

                       Supplement dated March 17, 2000 to
                        Prospectus dated August 27, 1999

SALES CHARGES PAYABLE ON CLASS A SHARES

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 3 for Small Cap Fund, on page 9 for Equity Opportunities Fund and on page 17 for Strategic Theme Fund. All other performance information contained in the current prospectus remains unchanged.

----------------------------------------------------------------- -------------- ------------- --------------- -----------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)(1)       ONE YEAR      FIVE YEARS     TEN YEARS       LIFE OF THE
                                                                                                                   FUND(2)
----------------------------------------------------------------- -------------- ------------- --------------- -----------------
Small Cap Fund Class A Shares                                         4.99%           NA             NA             23.95%
----------------------------------------------------------------- -------------- ------------- --------------- -----------------
Equity Opportunities Fund Class A Shares                             17.71%         12.75%         13.40%             NA
----------------------------------------------------------------- -------------- ------------- --------------- -----------------
Strategic Theme Fund Class A Shares                                  36.21%           NA             NA             24.36%
----------------------------------------------------------------- -------------- ------------- --------------- -----------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2  Since October 16, 1995 for Small Cap Fund and for Strategic Theme Fund.

The "Fund Expenses" tables on pages 4, 10 and 17 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 5 for the Small Cap Fund, page 11 for the Equity Opportunities Fund and page 18 Strategic Theme Fund are amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Small Cap Fund Class A Shares                                $715              $1,010            $1,327           $2,221
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Equity Opportunities Fund Class A Shares                     $694              $  946            $1,217           $1,989
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Strategic Theme Fund Class A Shares                          $707              $  987            $1,287           $2,137
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 22 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested.) The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 23 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

PORTFOLIO MANAGEMENT--PHOENIX-ENGEMANN SMALL CAP FUND

         The disclosure under the heading "Portfolio Management" on page 6 of the current prospectus is hereby replaced with the following:

     Roger Engemann, Jim Mair and John Tilson oversee the research and portfolio management function at Engemann. Each is a Managing Director, Equities of Phoenix. The portfolio managers named below are responsible for the day-to-day management of the fund's portfolio. Mr. Engemann has been President of Engemann since it inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann and both have been with Engemann since 1983. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

     Lou Abel and Yossi Lipsker serve as co-portfolio managers of the fund and as such are responsible for the day-to-day management of the fund's portfolio. Messrs. Abel and Lipsker are both Vice Presidents of Engemann and have been with Engemann since 1991 and 1995, respectively. Messrs. Abel and Lipsker also serve as co-portfolio managers of the Phoenix-Engemann Small & Mid Cap Growth Fund of the Phoenix-Engemann Funds, and Mr. Lipsker serves as co-portfolio manager of the Phoenix-Engemann Nifty Fifty Fund of the Phoenix-Engemann Funds. Mr. Abel earned the right to use the Chartered Financial Analyst designations in 1993.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 690/SC (3/00)

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                       Supplement dated March 17, 2000 to
           Statement of Additional Information dated August 27, 1999, as supplemented January 10, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information under the heading "Performance Information" on page 10, paragraph 5, of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- ---------------- -------------- -------------- ---------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 04/30/99)(1)            1 YEAR          5 YEAR         10 YEAR         SINCE
                                                                                                                     INCEPTION(2)
-------------------------------------------------------------------- ---------------- -------------- -------------- ---------------
Small Cap Fund Class A Shares                                           -11.09%            NA             NA            20.21%
-------------------------------------------------------------------- ---------------- -------------- -------------- ---------------
Equity Opportunities Fund Class A Shares                                 10.35%          15.25%         12.66%            NA
-------------------------------------------------------------------- ---------------- -------------- -------------- ---------------
Strategic Theme Fund Class A Shares                                      35.58%            NA             NA            25.68%
-------------------------------------------------------------------- ---------------- -------------- -------------- ---------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since October 16, 1995 for Small Cap Fund and for Strategic Theme Fund.

Under the heading "Performance Information" on page 10 of the current Statement of Additional Information, the third and fourth sentence in paragraph 6 is amended to read as follows: "Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period. Based on the foregoing for the Equity Opportunities Fund, the Class A Share's aggregate cumulative total return quotation for the period commencing August 1, 1944 and ending April 30, 1999 was 33,620.00%." The remainder of that paragraph remains unchanged.

The table under the heading "Dealer Concessions" on page 20 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.


PXP 731/SC (3/00)